Significant Accounting Policies - Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs (Parenthetical) (Detail) - Not included as part of EURIBOR exposures [member]
$ in Millions
Jan. 31, 2021 CAD ($)
Derivatives and undrawn commitments [line Items]
Derivatives	$ 354,513
Undrawn commitements	$ 149